FAIR VALUE OF ASSETS AND LIABILITIES - Fair value of assets that are not measured at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE OF ASSETS AND LIABILITIES
Loans and advances to customers, net	$ 237,728,544	$ 254,444,099
Not measured at fair value
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	6,840,867	8,246,876
Loans and advances to customers, net	238,771,724	251,336,077
Total	245,612,591	259,582,953
Not measured at fair value | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	67,514	197,749
Not measured at fair value | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,125,916	3,041,314
Not measured at fair value | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	544,952	580,117
Not measured at fair value | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	528,255	766,396
Not measured at fair value | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	2,574,230	3,661,300
Not measured at fair value | Level 1
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	1,202,011	1,901,687
Total	1,202,011	1,901,687
Not measured at fair value | Level 1 | Securities issued by the Colombian Government
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	67,514	197,749
Not measured at fair value | Level 1 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	209,178	272,157
Not measured at fair value | Level 1 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	150,695	248,735
Not measured at fair value | Level 1 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	774,624	1,183,046
Not measured at fair value | Level 2
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	720,822	3,904,912
Total	720,822	3,904,912
Not measured at fair value | Level 2 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	49,980	3,041,314
Not measured at fair value | Level 2 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	280,662	307,960
Not measured at fair value | Level 2 | Securities issued by foreign governments
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	377,560	517,661
Not measured at fair value | Level 2 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	12,620	37,977
Not measured at fair value | Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	4,918,034	2,440,277
Loans and advances to customers, net	238,771,724	251,336,077
Total	243,689,758	253,776,354
Not measured at fair value | Level 3 | Securities issued or secured by government entities
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	3,075,936
Not measured at fair value | Level 3 | Securities issued by other financial institutions
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	55,112
Not measured at fair value | Level 3 | Corporate bonds
FAIR VALUE OF ASSETS AND LIABILITIES
Debt instruments	$ 1,786,986	$ 2,440,277